Average Annual Total Returns{- Strategic Advisers® Tax-Sensitive Short Duration Fund} - 05.31 Strategic Advisers Tax-Sensitive Short Duration Fund PRO-08 - Strategic Advisers® Tax-Sensitive Short Duration Fund
	Strategic Advisers Tax-Sensitive Short Duration Fund-Default Sensitive Short Duration Fund Past 1 year	Strategic Advisers Tax-Sensitive Short Duration Fund-Default Sensitive Short Duration Fund Since Inception		LB319 Past 1 year	LB319 Since Inception		IXYDZ Past 1 year	IXYDZ Since Inception
Total	1.31%	1.63%	[1]	1.76%	1.99%	[1]	0.94%	1.41%	[1]

[1]	(a)From December 28, 2017